Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Other Investments and Non-current Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Non-current accounts receivable	$ 4,329	$ 4,248
Investments at fair value through the income statement	428	441
Non-current portion of valuation of derivative financial instruments	297	794
Investments in strategic equity securities	217	275
Other investments and non-current accounts receivable	$ 5,271	$ 5,758